Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (5,260,355)	$ (4,817,582)	$ (10,471,889)	$ (17,505,765)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation expense	540,891	550,695	1,108,186	1,769,621
Impairment of fixed assets			105,506	258,114
Impairment of goodwill and other intangible assets				2,636,402
Warrants issued for services rendered
Amortization of bond premium and realized loss on investments in debt securities		34,556	34,556	52,096
Amortization of operating lease - right-of-use asset	116,508	110,757	224,388
Amortization of operating lease - right-of-use asset - related party	36,995		30,160
Amortization of debt discount	1,587,870	231,039	1,403,244
Amortization of intangible assets				482,064
Loss on debt extinguishment - related party			291,000
Bad debt expense		82,478	83,564	17,489
Stock issued in connection with loan interest expense – related party	677,550
Stock issued for services		14,069	309,781	717,759
Stock issued for services - related parties	251,334	516,842	1,215,365	694,524
(Increase) in:
Accounts Receivable	(462,831)	(319,900)	(509,212)	(688,425)
Inventory	30,567	20,907	17,191	(104,905)
Prepaids and other	21,061	65,514	108,442	(147,845)
Deposits			3,674
Increase in:
Accounts payable and accrued expenses	351,025	(282,169)	(411,204)	677,114
Accounts payable and accrued expenses - related party	163,000		72,428
Operating lease liability	(114,006)	(105,978)	(230,014)	24,240
Operating lease liability - related party	(35,079)		(28,563)
Net cash used in operating activities	(2,095,470)	(3,898,772)	(6,643,397)	(11,599,581)
Investing activities
Proceeds from sale of marketable debt securities		2,130,116	2,130,116	1,151,186
Cash Paid to EzFill Holdings, Inc.				(321,250)
Advances - related party	(17,150)
Acquisition of vehicle	(11,667)	19,498	40,616	(3,258,417)
Net cash used in investing activities	(28,817)	2,149,614	2,170,732	(2,428,481)
Financing activities
Proceeds from notes payable	250,000		250,000	2,191,308
Proceeds from notes payable - related party	2,550,000	1,710,000	4,590,600
Proceeds from line of credit				1,000,000
Repayments on line of credit			(1,000,000)
Proceeds from stock issued for cash		25,308	25,308
Cash paid for direct offering costs		(25,308)	(25,308)
Repayments on notes payable	(595,887)	(405,802)	(945,243)
Repayments on loan payable - related party		(262,500)	(262,500)	(657,719)
Net cash provided by financing activities	2,204,113	1,041,698	2,632,857	2,533,589
Net increase (decrease) in cash	79,826	(707,460)	(1,839,808)	(11,494,473)
Cash and cash equivalents - beginning of year	226,985	2,066,793	2,066,793	13,561,266
Cash and cash equivalents - end of year	306,811	1,359,333	226,985	2,066,793
Supplemental disclosure of cash flow information
Cash paid for interest	145,477	99,427	178,944	101,075
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities
Debt discount (OID) in connection with the issuance of notes payable - related party	1,404,227	583,750
Adjust note balance for actual borrowings		280,664
Debt discount in connection with notes payable			1,621,650
Realized gains on sale of investments in debt securities - elimination of AOCL			44,590
True up notes payable and vehicle balances for actual borrowings			24,664
Right-of-use asset obtained in exchange for new operating lease liability – related party			316,557
Next NRG Holding Corp [Member]
Operating activities
Net loss	(1,520,795)	(138,398)	(596,039)	(13,715)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation expense	9,596	1,118	9,992
Amortization of debt discount	964,464
Amortization of intangible assets	223,334
Accretion Income			(178,525)
Recognition of stock based compensation (Series A and B common stock)	761,250
Imputed Interest – Related Party	742	2,468	74,559	1,732
Unrealized loss on marketable securities - related party	170,088
(Increase) in:
Accrued interest receivable - related party	(198,891)
Note receivable – related party			(55,538)	(1,556)
Increase in:
Accounts payable and accrued expenses	51,098	5,127	68,525	2,632
Accounts payable and accrued expenses - related party	555,193
Net cash used in operating activities	1,016,079	(129,685)	(677,026)	(10,907)
Investing activities
Cash Paid to EzFill Holdings, Inc.	(1,550,000)		(2,350,000)
Acquisition of marketable securities - related party	(1,404,226)
Cash Received from NR- The Farkas Group			73,579
Escrow Deposit on Future Acquisition			(250,000)
Advances - related party	(2,805,000)	(769)
Acquisition of vehicle		(88,734)	(88,734)
Net cash used in investing activities	(5,759,226)	(89,503)	(2,615,155)
Financing activities
Proceeds from notes payable	2,500,000
Proceeds from notes payable - related party	4,778,000	225,000
Proceeds from advances payable - related party	10,000
Borrowings on debt - related party			3,835,000
Proceeds from issuance of Series X preferred stock - related party	1
Repayments on notes payable	(3,061,874)
Net cash provided by financing activities	4,226,127	225,000	3,835,000
Net increase (decrease) in cash	(517,020)	5,812	542,819	(10,907)
Cash and cash equivalents - beginning of year	544,276	1,457	1,457	12,364
Cash and cash equivalents - end of year	27,256	7,269	544,276	1,457
Supplemental disclosure of cash flow information
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities
Acquisition of Stat-EI, Inc.	3,700,000
Original issue discount on notes receivable - related party	255,000
Debt discount in connection with notes payable	$ 1,227,500